UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue, 29th floor

         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager Filing this Report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $2,956,939 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-12034                      Pershing Square III GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARNES & NOBLE INC             COM              067774109   102097  2895551 SH       SHARED  1                   0  2895551        0
BARNES & NOBLE INC             COM              067774109   128519  3644900 SH       SOLE                  3644900        0        0
BORDERS GROUP INC              COM              099709107    50928  3820523 SH       SOLE                  3820523        0        0
BORDERS GROUP INC              COM              099709107    40457  3035057 SH       SHARED  1                   0  3035057        0
CADBURY SCHWEPPES PLC          ADR              127209302      917    19718 SH       SOLE                    19718        0        0
CADBURY SCHWEPPES PLC          ADR              127209302      729    15665 SH       SHARED  1                   0    15665        0
CERIDIAN CORP NEW              COM              156779100   324986  9354807 SH       SHARED  1                   0  9354807        0
CERIDIAN CORP NEW              COM              156779100   419587 12077927 SH       SOLE                 12077927        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2196   108277 SH       SHARED  1                   0   108277        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2874   141723 SH       SOLE                   141723        0        0
MCDONALDS CORP                 COM              580135101   269310  4944190 SH       SOLE                  4944190        0        0
MCDONALDS CORP                 COM              580135101   752524 13815387 SH       SHARED  2                   0 13815387        0
SEARS HLDGS CORP               COM              812350106   360535  2834397 SH       SOLE                  2834397        0        0
SEARS HLDGS CORP               COM              812350106   275465  2165603 SH       SHARED  1                   0  2165603        0
TARGET CORP                    COM              87612E106      265    12000 SH  CALL SHARED  2                   0    12000        0
TARGET CORP                    COM              87612E106    60416   950390 SH       SOLE                   950390        0        0
TARGET CORP                    COM              87612E106   165134  2597670 SH       SHARED  2                   0  2597670        0